Debt - Summary of Short Term Debt Maturities (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 148,083,184	$ 129,172,033	$ 7,423
Weighted average interest rate	2.23%	3.31%
Senior Notes 1 [member] | Obligations and senior notes [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 95,007,014	$ 88,438,286
Lines of credit [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	53,062,260	40,722,004
Finance Lease [member]
Disclosure of detailed information about borrowings [line items]
Short-term debt	$ 13,910	$ 11,743